United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners, LP
Address:	149 Fifth Avenue, Fifteenth Floor
		New York, NY 10010

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY		February 07, 2008
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		69
						----

Form 13F Information Table Value Total:		$454,164
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
Ambac Financial Group	 COM		023139108       4,252	 165,000  SH	PUT	Sole		    165,000
American Comnty Ppty Tr  COM		02520N106       2,807    143,969  SH		SOLE                143,969
Amer Intl Group Inc	 COM	        026874107       2,915     50,000  SH            SOLE                 50,000
Amer Intl Group Inc      COM	        026874107      13,118    225,000  SH    CALL    SOLE                225,000
Anadarko Petroleum Corp  COM            032511107       3,285     50,000  SH            SOLE                 50,000
Avery Dennison Corp      COM            053611109       2,657     50,000  SH            SOLE                 50,000
Avery Dennison Corp      COM            053611109       6,483    122,000  SH    CALL    SOLE                122,000
Bankunited Finl Corp     CL A           06652B103       3,741    542,200  SH    PUT     SOLE                542,200
Cablevision Sytms Corp   COM            12686C109       9,800    400,000  SH    CALL    SOLE                400,000
CAPITAL ONE FINANCIAL 	 COM		14040H105	9,452	 200,000  SH	CALL	Sole		    200,000
Chubb Corp               COM            171232101       9,824    180,000  SH            SOLE                180,000
Chubb Corp               COM            171232101       6,331    116,000  SH    CALL    SOLE                116,000
Citigroup Inc            COM            172967101       3,680    125,000  SH    CALL    SOLE                125,000
Covidien Limited         COM            G2552X108       4,983    112,500  SH    CALL    SOLE                112,500
Devon Energy Corp New    COM            25179M103       2,223     25,000  SH            SOLE                 25,000
Devon Energy Corp New    COM            25179M103      19,560    220,000  SH    CALL    SOLE                220,000
EBAY INC		 COM		278642103       6,306    190,000  SH    CALL	SOLE                190,000
El Paso Corp             COM            28336L109       2,845    165,000  SH    CALL    SOLE                165,000
Fannie Mae               COM            313586109      40,172  1,004,800  SH    PUT     SOLE              1,004,800
Forest Laboratories      COM            345838106       2,916     80,000  SH    PUT     SOLE                 80,000
General Electric Co      COM            369604103      11,121    300,000  SH    CALL    SOLE                300,000
Getty Images Inc         COM            374276103       1,740     60,000  SH            SOLE                 60,000
Goldman Sachs Group      COM            38141G104       4,301     20,000  SH    CALL    SOLE                 20,000
Greif Inc                CL B           397624206      15,799    258,200  SH            SOLE                258,200
HOME DEPOT INC		 COM		437076102	4,041    150,000  SH    CALL    SOLE                150,000
Intuit Inc               COM            461202103       6,322    200,000  SH    CALL    SOLE                200,000
Ishares Rus. 2000 Idx FD COM            464287655      41,756    550,000  SH    PUT     SOLE                550,000
Jones Apparel Group      COM            480074103       1,599    100,000  SH    CALL    SOLE                100,000
Korea Electric Power     ADR            500631106       3,887    186,450  SH            SOLE                186,450
Level 3 Communications   COM            52729N100       8,746  2,877,000  SH    CALL    SOLE              2,877,000
Liberty Global Inc       COM Ser A      530555101         417     10,647  SH            SOLE                 10,647
Liberty Global Inc       COM Ser C      530555309         390     10,647  SH            SOLE                 10,647
Liberty Media Hldg Corp  Int Com Ser A  53071M104       3,228    169,200  SH            SOLE                169,200
Liberty Media Hldg Corp  Cap Com Ser A  53071M302       2,777     23,840  SH            SOLE                 23,840
Linn Energy, LLC         Unit Ltd Liab  536020100       1,963     78,423  SH            SOLE                 78,423
Loral Space & Comm       COM            543881106       1,172     34,221  SH            SOLE                 34,221
MBIA Inc                 COM            55262C100      11,737    630,000  SH    PUT     SOLE                630,000
MGIC Investment Corp     COM            552848103      11,323    504,800  SH    PUT     SOLE                504,800
MTR Gaming Group Inc     COM            553769100       6,380    939,665  SH            SOLE                939,665
Maxxam Inc               COM            577913106       2,843    101,358  SH            SOLE                101,358
Mod Pac Corp             COM            607495108       1,089    145,362  SH            SOLE                145,362
Northwest Bancorp Inc    COM            667328108       4,906    184,632  SH            SOLE                184,632
Presidential Life Corp   COM            740884101      11,437    653,173  SH            SOLE                653,173
Progressive Corp         COM            743315103       1,916    100,000  SH    CALL    SOLE                100,000
Pulte Homes, Inc         COM            745867101       3,099    294,000  SH    PUT     SOLE                294,000
Radian Group Inc         COM            750236101      15,277  1,308,000  SH    PUT     SOLE              1,308,000
Rosetta Resources Inc    COM            777779307       1,686     85,000  SH            SOLE                 85,000
Rosetta Resources Inc    COM            777779307       1,487     75,000  SH    CALL    SOLE                 75,000
Sanfilippo John & Son    COM            800422107         653     77,553  SH            SOLE                 77,553
Schweitzer-Mauduit Intl  COM            808541106       2,524     97,408  SH            SOLE                 97,408
Sprint Nextel Corp       COM            852061100       2,626    200,000  SH    CALL    SOLe                200,000
Thornburg MTG Inc        COM            885218107       2,079    225,000  SH    PUT     SOLE                225,000
Tyco Electronics Ltd     COM            G9144P105       4,177    112,500  SH    CALL    SOLE                112,500
Tyco International Ltd   COM            G9143X208       4,461    112,500  SH    CALL    SOLE                112,500
3M Company               COM            88579Y101       4,005     47,500  SH            SOLE                 47,500
3M Company               COM            88579Y101       8,432    100,000  SH    CALL    SOLE                100,000
Time Warner Inc          COM            887317105       2,477    150,000  SH    CALL    SOLE                150,000
Timken Co                COM            887389104       2,300     70,000  SH            SOLE                 70,000
Timken Co                COM            887389104       4,096    124,700  SH    CALL    SOLE                124,700
United Technologies      COM            913017109       3,444     45,000  SH    CALL    SOLE                 45,000
Valassis Communications  COM            918866104       2,630    225,000  SH    PUT     SOLE                225,000
Verizon Communications   COM            92343V104       8,738    200,000  SH    CALL    SOLE                200,000
WCI Communities Inc      COM            92923C104         212     56,000  SH    PUT     SOLE                 56,000
Waste Management Inc     COM            94106L109      17,887    547,500  SH    CALL    SOLE                547,500
Williams Companies Inc   COM            969457100       5,367    150,000  SH    CALL    SOLE                150,000
XM Satellite Radio Hldgs COM            983759101       1,836    150,000  SH    CALL    SOLE                150,000
XTO Energy               COM            98385X106       5,136    100,000  SH    CALL    SOLE                100,000
Ingersoll-Rand Company   CL A           G4776G101       4,647    100,000  SH    CALL    SOLE                100,000
Seagate Technology       COM            G7945J104      26,648  1,045,000  SH    CALL    SOLE              1,045,000